LEASES (Future Minimum Lease Payments Under Non-Cancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,654
2014	723
2015	259
2016	6
2017	4
Total	$ 3,646